Amount Due to Director (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Amount Due to Director Disclosure Table [Abstract]
Schedule of amount due to a director
	March 31, 2023	June 30, 2022
	US$	US$
Amount due within 1 year	3,613,282	3,322,862
Amount due after 1 year	11,908,353	12,209,702
	15,521,635	15,532,564

	June 30, 2022	June 30, 2021
	US$	US$
Amount due within 1 year	3,322,862	3,033,028
Amount due after 1 year	12,209,702	12,666,389
	15,532,564	15,699,417